Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 17.Leases

The Group has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2025, the SEALSQ Group holds six operating leases which relate to premises.

We do not sublease. All our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

During the year ended December 31, 2025, the Group completed few sale and leaseback transactions involving IT equipment. Each transaction met the criteria for a sale under ASC 606, and accordingly, the Group derecognized the assets sold and recognized a right- of-use asset and lease liability in accordance with ASC 842. The leaseback arrangement is classified as a finance lease. The Company holds five such finance leases which relate to IT equipment.

During the years 2025, 2024 and 2023 we recognized rent expenses associated with our leases as follows:

	12 months ended	12 months ended	12 months ended
	December 31,	December 31,	December 31,
USD’000	2025	2024	2023
Finance lease cost:
Amortization of right-of-use assets	37	—	—
Interest on lease liabilities	2	—	—

Operating lease cost:
Fixed rent expense	540	356	329
Variable lease cost	72	—	—
Short-term lease cost	—	—	—
Net lease cost	651	356	329
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	651	356	329
Net lease cost	651	356	329

In the years 2025 and 2024, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD’000	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	589	351
Financing cash flows from finance leases	39	—
Non-cash investing and financing activities:
Net lease cost	651	356
Additions to ROU assets obtained from:
New operating lease liabilities	6,312	62
New finance lease liabilities	157	—

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2025:

	As at December 31,	As at December 31,
USD’000	2025	2024
Right-of-use assets:
Operating leases	6,113	1,031
Finance leases	126	—
Total right-of-use assets	6,239	1,031
Lease liabilities:
Operating leases	6,191	943
Finance leases	129	—
Total lease liabilities	6,320	943

As at December 31, 2025, future minimum annual lease payments were as follows:

Year (USD’000)	Operating	Finance	Total
2026	915	60	975
2027	887	45	932
2028	880	29	909
2029	879	1	880
2030 and beyond	3,699	—	3,699
Total future minimum operating and finance lease payments	7,260	135	7,395
Less effects of discounting	(1,069)	(6)	(1,075)
Lease liabilities recognized	6,191	129	6,320

As of December 31, 2025 the weighted-average remaining lease term was 8.16 years for operating leases and 2.47 years for finance leases.

As leases do not provide an implicit rate, we calculated an estimate rate based upon the estimated incremental borrowing rate of the Group. The weighted average discount rate associated with operating lease as of December 31, 2025 was 3.78%. The weighted average discount rate associated with finance lease as of December 31, 2025 was 3.37%.